Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Property and Equipment, Net
Schedule of property and equipment, net

($ in thousands)	March 31, 2024	June 30, 2023
Property and Equipment
Leasehold Improvements	$927	$1,680
Machinery and Equipment	29,420	29,537
Furniture and Fixtures	1,728	1,749
Capitalized Software	10,507	10,508
Equipment Under Capital Leases	12,488	12,488
Computer Equipment	1,626	1,626
Construction in Progress	1,341	154
	58,037	57,742
Less: Accumulated Depreciation and Amortization	(44,535)	(44,321)
Total Property and Equipment, Net	13,502	$13,421

($ in thousands)	June 30, 2023	June 30, 2022
Property and Equipment
Leasehold Improvements	$1,680	$1,680
Machinery and Equipment	29,537	19,440
Furniture and Fixtures	1,749	3,530
Capitalized Software	10,508	11,451
Equipment Under Capital Leases	12,488	12,917
Computer Equipment	1,626	2,662
Construction in Progress	154	154
	57,742	51,834
Less: Accumulated Depreciation and Amortization	(44,321)	(48,550)
Total Property and Equipment, Net	$13,421	$3,284